EXCELSIOR FUNDS, INC.

EXCELSIOR TAX-EXEMPT FUNDS, INC.

Supplement dated March 31, 2008 to the following Prospectuses and

Statements of Additional Information

Excelsior Funds, Inc. Excelsior Tax-Exempt Funds, Inc. Money Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through December 31, 2007	EXCELSIOR FUNDS, INC. Statement of Additional Information dated July 1, 2007, as most recently supplemented through February 8, 2008

Excelsior Funds, Inc. Institutional Funds – Institutional Shares Class Prospectus dated July 1, 2007, as most recently supplemented through February 8, 2008	EXCELSIOR TAX-EXEMPT FUNDS, INC. Statement of Additional Information dated July 1, 2007, as most recently supplemented through February 8, 2008

Excelsior Funds, Inc. Excelsior Tax-Exempt Funds, Inc. Fixed Income Funds – Shares Class Prospectus dated July 1, 2007, as most recently supplemented through February 8, 2008

The above-referenced Prospectuses and Statements of Additional Information offer only Money Fund, Intermediate-Term Tax-Exempt Fund and New York Intermediate-Term Tax-Exempt Fund. The other Excelsior Funds included in the above-referenced Prospectuses and Statements of Additional Information have reorganized into Columbia Funds and are no longer offered in these Prospectuses and Statements of Additional Information.

EXC-47/152201-0308